Revenues (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Increase (decrease) in contract with customer assets	$ (2,798)
Increase (decrease) in contract with customer liabilities	845
Revenue recognized	$ 7,700